LIABILITIES AND DEBT - Loan Payable - PPP and SBA Loan (Details) - USD ($)		1 Months Ended		9 Months Ended
	Jun. 25, 2020	Feb. 28, 2021	Apr. 30, 2020	Sep. 30, 2021	May 31, 2021
Debt Instrument [Line Items]
Aggregate principal amount				$ 72,269
Harper & Jones LLC
Debt Instrument [Line Items]
Aggregate principal amount				$ 299,489	$ 75,000
Interest rate of loans				12.00%	7.76%
Paycheck Protection Program, Cares Act
Debt Instrument [Line Items]
Aggregate principal amount		$ 1,347,050	$ 203,994
Interest rate of loans		1.00%	1.00%
Interest deferral term			6 months
Debt instrument term		2 years	2 years
Paycheck Protection Program, Cares Act | Bailey
Debt Instrument [Line Items]
Aggregate principal amount		$ 1,347,050	$ 1,347,050		$ 204,000
Economic Injury Disaster Loan
Debt Instrument [Line Items]
Aggregate principal amount	$ 150,000			$ 148,900
Interest rate of loans	3.75%
Debt instrument term	30 years			30 years